Income taxes - Components of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Current:	$ 584	$ 217
Non-current:	103,486	92,618
Unrecognized deferred tax assets	104,070	92,835
Deferred revenues and other provisions
Deferred tax assets
Current:	584	217
Deferred revenues
Deferred tax assets
Non-current:	0	0
Operating losses carried forward
Deferred tax assets
Non-current:	82,421	71,654
Research and development costs
Deferred tax assets
Non-current:	9,167	9,195
Unused tax credits
Deferred tax assets
Non-current:	8,019	8,019
Employee future benefits
Deferred tax assets
Non-current:	2,296	2,275
Property, plant and equipment
Deferred tax assets
Non-current:	407	175
Share issuance expenses
Deferred tax assets
Non-current:	841	941
Onerous contract provisions
Deferred tax assets
Non-current:	0	26
Intangible assets
Deferred tax assets
Non-current:	0	189
Other
Deferred tax assets
Non-current:	$ 335	$ 144